LONG-TERM BANK LOAN	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
LONG-TERM BANK LOAN
NOTE 15:-	LONG-TERM BANK LOAN

a.
As part of the Lioli’s acquisition in 2020, Lioli assumed also a bank loan from commercial banks in India. The loan agreement includes certain covenants that Lioli is required to meet. As of December 31, 2024 and 2023 the covenants are met (see also Note 8).

b.
During 2022, Lioli refinanced its old loan and signed on a new loan agreement with HDFC Bank. The new loan is denominated in Indian rupee and as of Dec 31, 2024 the loan carries interest rate of 9.1% (linked to MCLR). The long-term loan repayable in equal monthly installment till October 2025 and outstanding balance as of December 31, 2024 is $2,021 is presented as a short term liabilities.

c.
The loan is secured by creating charge on Lioli’s land, building and plant and machineries and current assets including stock, receivables and other current assets. The Company has also provided the stand by letter of credit as a security.